Business And Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Depreciation expense	$ 53,500,000	$ 50,400,000	$ 63,400,000
Deferred costs	24,300,000	400,000
Amortized costs	3,500,000	300,000	200,000
Environmental remediation, compliance and management expenses	12,400,000	8,000,000	8,300,000
Accrued liability relating to environmental remediation	4,200,000	2,100,000
Capitalized maintenance cost	9,800,000	0
Amortization of deferred maintenance cost	$ 3,100,000	$ 3,300,000	$ 7,000,000